Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Organization And Description Of Business [Line Items]
Additional reserve established by lenders	$ 2,500
Secured credit facility description	The Company agreed, as part of the November 2014 amendments to its senior secured credit facilities that it must meet certain minimum adjusted EBITDA levels (calculated on a twelve-month rolling basis as defined in the agreement) if the Company’s availability under its senior secured revolving credit facility is below $8.0 million for any five consecutive days. Failure to meet the minimum adjusted EBITDA covenant in the event that availability falls below $8.0 million as described above is considered an event of default, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately.
Secured credit facility	$ 8,000
Net (loss) income	(8,632)	$ (5,801)	$ 1,513
Net cash provided by operating activities		$ (19,100)
Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Additional reserve established by lenders	7,000
Revolving Credit Facility [Member] | Recapitalization [Member] | Maximum [Member]
Organization And Description Of Business [Line Items]
Additional reserve established by lenders	$ 2,500